Introduction, basis of presentation of the consolidated financial statements (consolidated annual accounts) and other information - Basis of presentation of the consolidated financial statements (Details) - EUR (€)
€ in Millions
		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of initial application of standards or interpretations [line items]
CONSOLIDATED PROFIT/(LOSS) FOR THE YEAR		€ 15,500	€ 13,744	€ 12,183
Provisions	€ (8,355)	(8,355)	(8,407)	(8,441)	€ (8,149)
Other operating expenses		2,429	2,595	3,066
Other provisions
Disclosure of initial application of standards or interpretations [line items]
Provisions	(2,004)	(2,004)	(2,334)	(1,919)
Increase (decrease) due to changes in presentation
Disclosure of initial application of standards or interpretations [line items]
CONSOLIDATED PROFIT/(LOSS) FOR THE YEAR	427		€ 403	€ 352
Other operating expenses	359
Increase (decrease) due to changes in presentation | Other provisions
Disclosure of initial application of standards or interpretations [line items]
Provisions	€ 359	€ 359